Common Stock (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Based Compensation Expense
The following represents stock-based compensation expense in the company’s unaudited consolidated statements of operations for the three months ended March 31:

($ in thousands)	2023	2022
Research and development	$39	$—
General and administrative	466	4

Total	$505	$4